Advances to Vendors, Net - Schedule of Advances to Vendors (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule Of Advances To Vendors Abstract
Prepayments for virtual technology services	$ 10,865,623	$ 5,631,798
Prepayments for digital assets development	3,513,144	1,413,557
Subtotal	14,378,767	7,045,355
Less: allowance for doubtful accounts	(3,913,989)	(1,047,306)	$ (386,542)
Total advances to vendors, net	10,464,778	5,998,049
Less: advances to vendors - non-current	258,224	261,956
Advances to vendors – current	$ 10,206,554	$ 5,736,093